Details of Significant Accounts - Summary of Accounts Receivable (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	$ 9,287	$ 331	$ 15,120
Gross Carrying Amount
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	$ 9,287	$ 331	33,252
Allowance for doubtful accounts
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net			$ (18,132)